Audit Committee Financial Expert	12 Months Ended
Jun. 30, 2024
Audit Committee Financial Expert
Audit Committee Financial Expert

A. Audit Committee Financial Expert

In our annual ordinary shareholders’ meeting held on October 31, 2003, the audit committee was unanimously approved. Pursuant to this plan, the board of directors had to appoint the members of the audit committee who hold expertise in corporate administration, finance and accounting.

Our board of directors established an audit committee which would assist the Board in exercising its duty of care on disclosure requirements, the enforcement of accounting policies, management of our business risks, the management of our internal control systems, ethical conduct of our businesses, monitoring the sufficiency of our financial statements, our compliance with laws, independence and capacity of independent auditors and performance of our internal audit and our external auditors. Also, according to the applicable regulations, we may request to our audit committee to render its opinion in certain transactions, and its conditions, as is the case of related party transactions, as may be reasonably considered adequate according to normal market conditions.

As from March 11, 2020 our board of directors appointed Liliana Glikin, María Gabriela Macagni and Alejandro Mario Bartolome, all of them independent members, as members of the audit committee. The board of directors named María Gabriela Macagni as the financial expert in accordance with the relevant SEC rules. We have a fully independent audit committee as per the standards provided in Rule 10(A)-3(b)(1).